SEGMENTED INFORMATION (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Customer 1	$ 0	$ 4,915,000	$ 29,000	$ 8,884,000
Customer 2	0	0	0	18,000
Customer 3	0	0	0	0
Customer 4	0	225,000	0	225,000
Customer 5	0	(300,000)	0	2,865,000
Customer 6	0	0	0	0
Total revenue from mining operations	$ 0	$ 4,840,000	$ 29,000	$ 11,956,000